Lease liability	9 Months Ended
Sep. 30, 2023
Lease liability [Abstract]
Lease liability
10.	Lease liability
At September 30, 2023, the Group’s lease liability amounted to $0.9 million relating to the lease of an office as explained in Note 8, “Property, plant and equipment”.